N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Premier Solutions Standard (Series II)
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Premier Solutions Standard (Series II) | HotchkisandWileyLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hotchkis and Wiley Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Hotchkis & Wiley Capital Management LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(5.50%)
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	10.60%
Premier Solutions Standard (Series II) | InvescoComstockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	0.81%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	10.95%